Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Company and its subsidiaries and VIE are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

All significant inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the U.S. Federal depository insurance coverage of $250,000, or other limits of protection if held in financial institutions outside of the U.S., such as Government securities coverage of HK$500,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Loans receivable, net

Loans receivable, net

Loans receivable primarily represent loan amounts due from customers. Loans receivable are recorded at unpaid principal balances net of provision that reflects the Company’s best estimate of the amounts that will not be collected. The loans receivable portfolio consists of business and personal loans (See Note 10).

Provision for loan losses

Provision for loan losses

The provision for loan losses is increased by charges to income and decreased by charge offs (net of recoveries). Recoveries represent subsequent collection of amounts previously charged-off. The increase in provision for loan losses is the netting effect of “reversal” and “provision” for both business and personal loans. If the ending balance of the provision for loan losses after any charge offs (net of recoveries) is less than the beginning balance, it will be recorded as a “reversal”; if it is larger, it will be recorded as a “provision” in the provision for loan loss. The netting amount of the “reversal” and the “provision” is presented in the statements of income and comprehensive income.

The provision consists of specific and general components. The specific component consists of the amount of impairment related to loans that have been evaluated on an individual basis, and the general component consists of the amount of impairment related to loans that have been evaluated on a collective basis. Loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts when due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDRs”).

The Company recognizes a charge-off when management determines that full repayment of a loan is not probable. The primary factor in making that determination is the potential outcome of a lawsuit against the delinquent debtor. The Company will recognize a charge-off when the Company loses contact with the delinquent borrower for more than nine months or when the court rules against the Company to seize the collateral asset of the delinquent debt from either the guarantor or borrower. In addition, when the recoverability of the delinquent debt is highly unlikely, the senior management team will go through a stringent procedure to approve a charge-off. Management estimates the provision balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the provision may be made for specific loans, but the entire provision is available for any loan that, in management’s judgment, should be charged-off.

The provision for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses inherent in the portfolio as of each balance sheet date. The provision is based on factors such as the size and current risk characteristics of the portfolio, an assessment of individual loans and actual loss, delinquency, and/or risk rating record within the portfolio (Note 11). The Company evaluates its provision for loan losses on a quarterly basis or more often as necessary.

Interest and fee receivables

Interest and fee receivables

Interest and fee receivables are accrued and credited to income as earned but not received. The Company determines a loan past due status by the number of days that have elapsed since a borrower has failed to make a contractual interest or principal payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan interest or principal becomes past due by more than 90 days. Additionally, any previously accrued but uncollected interest is reversed. Subsequent recognition of income occurs only to the extent payment is received, subject to management’s assessment of the collectability of the remaining interest and principal. Loans are generally restored to an accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt and past due interest is recognized at that time.

Cost method investment

Cost method investment

The Company carries its cost method investments at cost, recognized income as any dividend declared from distributions of the investee’s earnings if any and only adjusts for other-than-temporary impairment and distributions of earnings as the Company’s equity interest in the investee is less than 20%. Management regularly evaluates the investment for impairment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs.

Property and equipment

Property and equipment

The property and equipment are stated at cost less accumulated depreciation. The depreciation is computed on the straight-line method over the estimated useful lives of the assets. Estimated useful lives of property and equipment are stated in Note 13.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and betterment to equipment are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company’s definite long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and finite lived intangible assets, for impairment test when there is triggering event. Only indefinite lived assets have to be tested annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount is greater than its fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows as the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses for the years ended December 31, 2017 and 2016.

Intangible assets

Intangible assets

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit, which may include straightline or accelerated methods of amortization. Intangible assets are reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have indefinite-lived intangible assets.

Fair values of financial instruments

Fair values of financial instruments

Disclosure is required for fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial assets and liabilities are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

As of December 31, 2017 and 2016, financial instruments of the Company were primarily comprised of cash, loans receivable, accrued interest receivables, cost method investment, other receivables, short-term bank loans, secured loans and loans from a cost investment investee, taxes payable, convertible promissory note payable, convertible redeemable preferred shares, dividends payable, other payable and accrued expenses, which were carried at cost on the balance sheets, which approximated their fair values because of their generally short maturities.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of China Lending is United States Dollars (“$”), which is also the functional currency. The Feng Hui Holding and  PRC subsidiaries and VIE maintain their books and records in its local currency, the Hong Kong Dollars (“HKD”) and Renminbi Yuan (“RMB”) respectively, which are their functional currencies as being the primary currency of the economic environment in which these entities operate.

Transactions in foreign currencies other than functional currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the statements of income. Monetary assets and liabilities denominated in foreign currency are translated at the functional currency rate of exchange ruling at the balance sheet date. Any differences are taken to profit or loss as a gain or loss on foreign currency translation in the statements of income.

The Company translated the assets and liabilities into US dollars using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows at an average rate during the reporting period, as set forth in the following tables. Adjustments resulting from the translation are recorded in shareholders’ equity as part of accumulated other comprehensive loss.

	As of December 31,
	2017	2016
Balance sheet items, except for equity accounts	6.5074	6.9448

	For the Years Ended December 31,
	2017	2016	2015
Items in the statements of income and comprehensive income, and statements of cash flows	6.7588	6.6441	6.2288

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. Significant accounting estimates reflected in the financial statements include: (i) the provision for loan losses; (ii) accrual of estimated liabilities; (iii) contingencies and litigation; and (iv) deferred tax assets and liabilities.

Revenue recognition

Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, service has been performed, the price is fixed or determinable and collection is reasonably assured, on the following:

1)	Interest income on loans. Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

2)	Assessment services on loans. The Company receives fees from assessment services in full at inception and records as unearned income before amortizing it throughout the period of services.

Non-interest expenses

Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, traveling cost, entertainment expenses, depreciation of equipment, office rental expenses, professional service fee, office supply, etc., and are expensed as incurred.

Income tax

Income tax

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the assets and liability method. Under this method, deferred income taxes are recognized for provision for loan losses. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income.

The Company adopts a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation process, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. As of December 31, 2017 and 2016, the Company did not have any uncertain tax positions.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income includes net income (loss) and foreign currency adjustments. Comprehensive income is reported in the statements of income and comprehensive income.

Accumulated other comprehensive loss, as presented on the balance sheets are the cumulative foreign currency translation adjustments.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. The Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recently issued accounting standards

Recently issued accounting standards

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates guidance for when revenue should be recognized from the exchange of goods or services. ASU No. 2016-08 was issued in March 2016 to clarify the principal versus agent guidance in this new revenue recognition standard. ASU 2016-10 was issued in April 2016 to clarify the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. ASU 2016-12 was issued in May 2016 to clarify the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes in the new revenue recognition standard. ASU 2016-20 was issued in December 2016 to make technical corrections and improvements on narrow aspects of this guidance. ASU No. 2015-14 was issued in August 2015 to defer the effective date of ASU 2014-09 for one year. The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. The new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company will adopt the revenue recognition guidance beginning January 1, 2018 using the modified retrospective method of adoption.

The Company has performed an assessment of our revenue contracts and concluded that there will be no change to (1) the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 which include interest income on loans and assessment services fee on loans, (2) the presentation of revenue as gross versus net, or (3) the amount of capitalized contract costs upon adoption of Topic 606. Because there will be no change to the timing and pattern of revenue recognition, management believes there will be no material changes to the Company’s processes and internal controls.

In May 2017, the FASB issue ASU 2017-09, "Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting," which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This standard is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for (1) public business entities for reporting periods for which financial statements have not yet been issued and (2) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company does not anticipate that this standard to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, to address diversity in practice in how certain cash receipts and payments are presented and classified in the statements of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for interim and annual periods beginning on or after December 15, 2017 using a retrospective transition method, with early adoption permitted. The Company will adopt this standard in the beginning January 1, 2018. The Company is evaluating the impact of this ASU will have on its statement of cash flows.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The Company accounts for its loans at fair value through net income, which is outside the scope of Topic 326. For available for sale debt securities, the guidance will require recognition of expected credit losses by recognizing an allowance for credit losses when the fair value of the security is below amortized cost and the recognition of this allowance is limited to the difference between the security’s amortized cost basis and fair value. The Company is evaluating the impact this ASU will have on its financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to record on their balance sheets a lease liability for the obligation to make lease payments and a right-of-use (ROU) asset for the right to use the underlying asset for the lease term. Lessees may elect to not recognize lease liabilities and ROU assets for leases with terms of 12 months or less. The lease liability is measured at the present value of the lease payments over the lease term. The ROU asset will be based on the liability, adjusted for lease prepayments, lease incentives, and the lessee’s initial direct costs. For operating leases, lease expense will generally be recognized on a straight-line basis over the lease term. Lessor accounting activities are largely unchanged from existing lease accounting. The new standard is effective January 1, 2019 and requires modified retrospective transition approach, with early adoption permitted. The Company expects to adopt the new standard in the beginning January 1, 2019. The Company is evaluating the impact of this guidance on its financial position, results of operations, cash flows and related disclosures.

In November 2017, the FASB issued ASU No.2017-14, Income Statement—Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606) (“ASU 2017-14”), including the Amendments to SEC Paragraphs Pursuant to Staff Accounting Bulletin No. 116 and SEC Release No. 33-10403. The Company is evaluating the impact this ASU will have on its financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.